Document and Entity Information	Dec. 28, 2024
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2024
Entity Registrant Name	Cavanal Hill Funds
Entity Central Index Key	0000864508
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 20, 2024
Document Effective Date	Dec. 28, 2024
Prospectus Date	Dec. 28, 2024
U.S. Treasury Fund | Administrative
Prospectus:
Trading Symbol	APGXX
U.S. Treasury Fund | Institutional
Prospectus:
Trading Symbol	APKXX
U.S. Treasury Fund | Select
Prospectus:
Trading Symbol	APNXX
Government Securities Money Market Fund | Administrative
Prospectus:
Trading Symbol	APCXX
Government Securities Money Market Fund | Institutional
Prospectus:
Trading Symbol	APHXX
Government Securities Money Market Fund | Select
Prospectus:
Trading Symbol	APSXX
Government Securities Money Market Fund | Premier
Prospectus:
Trading Symbol	APPXX
Limited Duration Fund | A Shares
Prospectus:
Trading Symbol	AASTX
Limited Duration Fund | Investor Shares
Prospectus:
Trading Symbol	APSTX
Limited Duration Fund | Institutional Shares
Prospectus:
Trading Symbol	AISTX
Bond Fund | A Shares
Prospectus:
Trading Symbol	AABOX
Bond Fund | Investor Shares
Prospectus:
Trading Symbol	APBDX
Bond Fund | Institutional Shares
Prospectus:
Trading Symbol	AIBNX
Strategic Enhanced Yield Fund | A Shares
Prospectus:
Trading Symbol	AAENX
Strategic Enhanced Yield Fund | Investor Shares
Prospectus:
Trading Symbol	APENX
Strategic Enhanced Yield Fund | Institutional Shares
Prospectus:
Trading Symbol	AIENX
Ultra Short Tax-Free Income Fund | A Shares
Prospectus:
Trading Symbol	AAUSX
Ultra Short Tax-Free Income Fund | Institutional Shares
Prospectus:
Trading Symbol	AIUSX
Ultra Short Tax-Free Income Fund | Investor Shares
Prospectus:
Trading Symbol	APUSX
World Energy Fund | A Shares
Prospectus:
Trading Symbol	AAWEX
World Energy Fund | C Shares
Prospectus:
Trading Symbol	ACWEX
World Energy Fund | Investor Shares
Prospectus:
Trading Symbol	APWEX
World Energy Fund | Institutional Shares
Prospectus:
Trading Symbol	AIWEX
Hedged Equity Income Fund | A Shares
Prospectus:
Trading Symbol	AALIX
Hedged Equity Income Fund | Investor Shares
Prospectus:
Trading Symbol	APLIX
Hedged Equity Income Fund | Institutional Shares
Prospectus:
Trading Symbol	AILIX